UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804
(Address of principal executive offices) (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2019

ITEM 1.  SCHEDULE OF INVESTMENTS

QCI Balanced Fund

Schedule of Investments
(Unaudited)

As of December 31, 2019
		Shares	Value (Note 1)

COMMON STOCKS - 55.89%
Communication Services - 5.97%
*	Alphabet, Inc. - Class C	806	$1,077,638
*	Discovery, Inc.	27,000	883,980
*	Facebook, Inc. - Class A	3,300	677,325
	The Walt Disney Co.	4,600	665,298
	Verizon Communications, Inc.	10,225	627,815
			3,932,056
Consumer Discretionary - 4.61%
*	Amazon.com, Inc.	600	1,108,704
	McDonald's Corp.	3,500	691,635
	The Home Depot, Inc.	2,800	611,464
	The TJX Cos., Inc.	10,200	622,812
			3,034,615
Consumer Staples - 4.31%
	Altria Group, Inc.	12,175	607,654
	Constellation Brands, Inc.	4,000	759,000
	PepsiCo, Inc.	4,285	585,631
	The Procter & Gamble Co.	7,085	884,917
			2,837,202
Energy - 4.92%
	Chevron Corp.	6,000	723,060
	Enbridge, Inc.	20,848	829,125
	Exxon Mobil Corp.	10,000	697,800
	Occidental Petroleum Corp.	4,467	184,085
	Schlumberger Ltd.	20,000	804,000
			3,238,070
Financials - 11.17%
	Bank of America Corp.	35,500	1,250,310
*	Berkshire Hathaway, Inc. - Class B	10,000	2,265,000
	Chubb Ltd.	3,075	478,655
	JP Morgan Chase & Co.	7,950	1,108,230
	Mastercard, Inc.	2,300	686,757
	The Goldman Sachs Group, Inc.	3,000	689,790
	The PNC Financial Services Group, Inc.	5,500	877,965
			7,356,707
Health Care - 9.13%
	Abbott Laboratories	9,000	781,740
	Acreage Holdings, Inc.	50,000	295,800
*	Canopy Growth Corp.	10,000	210,900
	Gilead Sciences, Inc.	11,000	714,780
	Humana, Inc.	2,450	897,974
*	Incyte Corp.	8,000	698,560
	Johnson & Johnson	6,075	886,160
*	Regeneron Pharmaceuticals, Inc.	1,800	675,864
µ	Roche Holding AG	21,000	853,860
			6,015,638

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2019
	Shares	Value (Note 1)

COMMON STOCKS - Continued
Industrials - 5.32%
General Dynamics Corp.	3,000	$529,050
Southwest Airlines Co.	15,000	809,700
The Boeing Co.	4,300	1,400,768
* The LS Starrett Co.	10,878	62,222
* Transcat, Inc.	8,054	256,601
United Parcel Service, Inc.	3,825	447,754
		3,506,095
Information Technology - 8.51%
Apple, Inc.	5,000	1,468,250
* Check Point Software Technologies Ltd.	5,000	554,800
Cisco Systems, Inc.	16,000	767,360
Intel Corp.	9,000	538,650
Microsoft Corp.	5,000	788,500
NVIDIA Corp.	2,600	611,780
* ServiceNow, Inc.	1,800	508,176
Universal Display Corp.	1,800	370,926
		5,608,442
Real Estate - 0.85%
Americold Realty Trust	16,000	560,960
		560,960
Utilities - 1.10%
NextEra Energy, Inc.	3,000	726,480
		726,480

Total Common Stocks (Cost $27,475,737)		36,816,265

EXCHANGE-TRADED PRODUCTS - 4.41%
Emerging Markets - 0.75%
iShares MSCI India ETF	14,000	492,100

Equity Fund - 0.53%
* iPath Series B S&P 500 VIX Short-Term Futures ETN	23,200	350,784

Financials - 3.13%
Schwab US TIPS ETF	20,615	1,167,428
Vanguard Mortgage-Backed Securities ETF	16,800	893,256
		2,060,684

Total Exchange-Traded Products (Cost $2,879,835)		2,903,568

		(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2019
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 19.75%
Communication Services - 1.45%
Verizon Communications, Inc.	$ 875,000	3.450%	3/15/2021	$891,666
Verizon Communications, Inc.	65,000	4.600%	4/1/2021	67,179
				958,845
Consumer Staples - 1.44%
General Mills, Inc.	850,000	4.200%	4/17/2028	947,414
				947,414
Energy - 1.34%
Chevron Corp.	50,000	2.355%	12/5/2022	50,679
Chevron Corp.	815,000	2.566%	5/16/2023	830,724
				881,403
Financials - 5.76%
Bank of America Corp.	790,000	3.527%	10/21/2022	808,109
JP Morgan Chase & Co.	945,000	4.350%	8/15/2021	980,916
US Bank NA	1,000,000	2.185%	5/21/2021	1,000,812
Wells Fargo Bank NA	1,000,000	2.545%	9/9/2022	1,004,846
				3,794,683
Industrials - 4.27%
Caterpillar, Inc.	925,000	3.900%	5/27/2021	950,060
John Deere Capital Corp.	960,000	2.800%	1/27/2023	982,127
Norfolk Southern Corp.	290,000	3.250%	12/1/2021	296,140
Norfolk Southern Corp.	575,000	3.000%	4/1/2022	586,491
				2,814,818
Information Technology - 5.49%
Apple, Inc.	920,000	2.850%	5/6/2021	933,989
Apple, Inc.	840,000	2.706%	5/11/2022	843,651
Microsoft Corp.	920,000	2.375%	5/1/2023	934,721
Oracle Corp.	890,000	2.400%	9/15/2023	903,269
				3,615,630

Total Corporate Bonds (Cost $12,855,580)				13,012,793

FEDERAL AGENCY OBLGATIONS - 7.86%
Federal National Mortgage Association	2,265,000	2.000%	1/5/2022	2,281,793
Federal National Mortgage Association	1,375,000	2.625%	9/6/2024	1,429,295
Federal National Mortgage Association	1,470,000	1.875%	9/24/2026	1,463,565

Total Federal Agency Obligations (Cost $5,002,830)				5,174,653

MUNICIPAL BONDS - 2.55%
New York State Dormitory Authority	60,000	3.630%	3/15/2027	64,138
New York State Urban Development
Corp.	790,000	3.350%	3/15/2026	834,287
New York State Urban Development
Corp.	750,000	3.270%	3/15/2028	779,685

Total Municipal Bonds (Cost $1,599,402)				1,678,110

				(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2019
		Principal	Coupon Rate	Maturity Date	Value (Note 1)

U.S. TREASURY NOTES - 8.52%
	United States Treasury Note	$1,580,000	2.000%	11/30/2020	$1,585,431
	United States Treasury Note	2,885,000	1.625%	11/15/2022	2,885,902
	United States Treasury Note	1,110,000	2.375%	8/15/2024	1,143,560

	Total U.S. Treasury Notes (Cost $5,599,595)				5,614,893

SHORT-TERM INVESTMENT - 0.52%
	§	Fidelity Investments Money Market Government		Shares
	Portfolio - Institutional Class, 1.49%			343,814	343,814

	Total Short-Term Investment (Cost $343,814)				343,814

Total Value of Investments (Cost $55,756,793) (a) - 99.50%					$65,544,096

Other Assets Less Liabilities - 0.50%					326,791

	Net Assets - 100%				$65,870,887

*	Non-income producing investment
§	Represents 7 day effective yield
µ	American Depositary Receipt

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation				$10,200,806
	Aggregate gross unrealized depreciation				(413,503)

	Net unrealized appreciation				$9,787,303

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2019

Summary of Investments	% of Net
by Sector	Assets	Value
Common Stocks:
Communication Services	5.97%	$3,932,056
Consumer Discretionary	4.61%	3,034,615
Consumer Staples	4.31%	2,837,202
Energy	4.92%	3,238,070
Financials	11.17%	7,356,707
Health Care	9.13%	6,015,638
Industrials	5.32%	3,506,095
Information Technology	8.51%	5,608,442
Real Estate	0.85%	560,960
Utilities	1.10%	726,480
Exchange-Traded Products:
Emerging Markets	0.75%	492,100
Equity Fund	0.53%	350,784
Financials	3.13%	2,060,684
Corporate Bonds:
Communication Services	1.45%	958,845
Consumer Staples	1.44%	947,414
Energy	1.34%	881,403
Financials	5.76%	3,794,683
Industrials	4.27%	2,814,818
Information Technology	5.49%	3,615,630
Federal Agency Obligations	7.86%	5,174,653
Municipal Bonds	2.55%	1,678,110
U.S. Treasury Notes	8.52%	5,614,893
Short-Term Investment	0.52%	343,814
Other Assets Less Liabilities	0.50%	326,791
Total Net Assets	100.00%	$65,870,887

  (Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2019

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$36,816,265	$36,816,265	$-	$-
Exchange-Traded Products	2,903,568	2,903,568	-	-
Corporate Bonds	13,012,793	-	13,012,793	-
Federal Agency Obligations	5,174,653	-	5,174,653	-
Municipal Bonds	1,678,110	-	1,678,110	-
U.S. Treasury Notes	5,614,893	-	5,614,893	-
Short-Term Investment	343,814	343,814	-	-
Total Assets	$65,544,096	$40,063,647	$25,480,449	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The President and Principal Executive Officer and Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications of the President and Principal Executive Officer and Treasurer and Principal Financial Officer as required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	February 28, 2020

/s/ Ashley H. Lanham
By:	Ashley H. Lanham Treasurer and Principal Financial Officer

Date:	February 28, 2020